Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure Of Deposits [Line items]
Deposit	$ 832,770	$ 808,124
Purchased notes, net	700	500
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	480,414	457,284
Deposits structured liabilities	17,900	17,300
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	398,200
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	231,440
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	72,500	67,000
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	312,100	298,300
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 69,800	$ 70,000